INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in investment property [abstract]
Fair value, beginning of year	$ 54,172	$ 47,164
Additions	593	1,576
Acquisitions through business combinations	5,851	9,234
Disposals and reclassifications to assets held for sale	(6,169)	(4,612)
Fair value changes	1,021	960
Foreign currency translation	1,402	(150)
Fair value, end of year	$ 56,870	$ 54,172